Taxes on Income - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
Current tax – corporate national taxes
Deferred tax	382,646
Taxes on income	$ 382,646